{
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


              NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
               RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

                                       of

                                RMR F.I.R.E. FUND
                              (Name of Registrant)

                                400 Centre Street
                           Newton, Massachusetts 02458
                     (Address of Principal Executive Office)


                       Securities Act File No. 333-119691
                    Investment Company Act File No. 811-21616


(1) Title of the class of securities of RMR F.I.R.E. Fund (the "Fund") to be called or redeemed:

         Series W Auction Preferred Shares, par value $0.0001 per share (CUSIP 74963M 20 0), liquidation preference of $25,000 per share (the "Series W Preferred Shares").

(2)  The date on which the securities are to be called or redeemed:

         December 27, 2007 and January 17, 2008.

(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

         The Series W Preferred Shares were redeemed pursuant to Article X, Part I, Paragraph 11(a) of the Fund's Amended and Restated Bylaws.

(4) The principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

         The Fund redeemed 80 Series W Preferred Shares on December 27, 2007 and 80 Series W Preferred Shares on January 17, 2008. The redemptions were made on a pro rata basis.


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                                    SIGNATURE

         Pursuant to Rule 23c-2 of the Investment Company Act of 1940, the Fund has caused this notification to be duly executed on its behalf in the City of Newton and The Commonwealth of Massachusetts by the undersigned on this 14th day of March, 2008.

                                              RMR F.I.R.E. FUND


                                              By:
                                              /s/ Adam D. Portnoy
                                              Name:  Adam D. Portnoy
                                              Title: President